MATERIAL ACCOUNTING POLICIES (Disclosure of amortization over useful life) (Details) - San Albino Mine [Member]	12 Months Ended
Dec. 31, 2025
Plant [Member]
Disclosure of Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	6 years
Building [Member]
Disclosure of Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Equipment [Member] | Bottom of range [Member]
Disclosure of Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Equipment [Member] | Top of range [Member]
Disclosure of Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years